Note 7 - Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		0	53,500	0	131,200	1,952,000	1,982,500
Percentage of Size Adjustment Premium of Volatility, Increased During Period								30.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Fair Value			$ 168,900		$ 1,639,870
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in shares)	0		10,700	2,000	26,400	264,000	453,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 431,067			$ 431,067		$ 1,709,838
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Month)				11 months		9 months 15 days
Share-Based Payment Arrangement, Expense	$ 180,816		$ 398,319	$ 557,146	$ 971,777	$ 1,967,927	$ 1,868,897